Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of supplemental information, operating lease	Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2020	2021
Cash payments for operating leases	€5,225	€10,468
New operating lease assets obtained in exchange for operating lease liabilities	€417	€—

Schedule of supplemental consolidated balance sheet information, operating lease	Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
(in thousands)	2020	2021
Operating lease right-of-use assets	€86,810	€48,323
Current operating lease liabilities	€7,188	€2,269
Long-term operating lease liabilities	€85,979	€45,267
Total operating lease liabilities	€93,167	€47,536
Weighted average remaining lease term	17.3 years	15.6 years
Weighted average discount rate	3.9%	3.4%

Lessee, operating lease, liability, maturity	Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2021
2022	€3,826
2023	5,979
2024	3,646
2025	3,630
2026	3,560
2027 and thereafter	40,639
Total lease payments	61,280
Less: imputed interest	(13,744)
Total	€47,536